INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Taxes
INCOME TAXES

12. INCOME TAXES

Income tax expense differs from the amount that would be computed by applying the Canadian statutory income tax rate of 27.00% to income before income taxes.

Schedule of income tax expenses
For the years ended December 31,	2023	2022	2021
Loss before income taxes	$48,820	$125,036	$1,044,863
Statutory income tax rate	27%	27.00%	27.00%
Expected income tax benefit	(13,181)	(33,760)	(282,113)
Items not deductible for income tax purposes	—	—	250,350
Tax effect of flow-through shares	13,500	—	—
Underprovided in prior years	(112,126)	(36,896)	(85,905)
Unrecognized benefit of deferred tax assets	111,807	70,656	117,667
Income tax expense	$—	$—	$—

37 CAPITAL INC.

Notes to Financial Statements

For Years Ended December 31, 2023 and 2022

The Company recognizes tax benefits on losses or other deductible amounts where it is probable the Company will generate sufficient taxable income to utilize deferred tax assets. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

Schedule of unrecognized deductible temporary differences and unused tax losses
For the years ended December 31,	2023	2022
Excess of unused exploration expenditures over carrying value of mineral property interests	$2,646,167	$2,656,168
Excess of undepreciated capital cost over carrying value of fixed assets	698,593	698,593
Non-refundable mining investment tax credits	247	247
Non-capital losses carried forward	4,646,655	4,597,836
Capital losses carried forward	1,368,931	993,649
Unrecognized deductible temporary differences	$9,360,593	$8,946,493

At December 31, 2023, the Company has non-capital losses of $4,646,655 (2022 - $4,587,836 ), that have not been recognized and may be carried forward and applied against Canadian taxable income of future years. The non-capital losses expire in the years 2027-2043.

The Company has available approximate net capital losses of $1,368,931 that may be carried forward indefinitely. The Company has available resource-related deductions of approximately $2,745,000 that may be carried forward indefinitely.